Note 11 - Goodwill	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Goodwill Disclosure [Text Block]
11.	Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2019	$211,726	$433,121	$644,847
Goodwill acquired during the year	15,369	41,178	56,547
Other items	200	1,096	1,296
Foreign exchange	441	607	1,048
Balance, December 31, 2020	227,736	476,002	703,738
Goodwill acquired during the year	25,471	111,123	136,594
Goodwill disposed during the year	(1,150)	-	(1,150)
Other items	4,241	(198)	4,043
Foreign exchange	137	-	137
Balance, December 31, 2021	$256,435	$586,927	$843,362

Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. Based on the qualitative assessment in 2021, the Company has concluded that goodwill is not impaired. There were no triggering events since the impairment test in August.